8. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
8. STOCKHOLDERS' EQUITY

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of June 30, 2013 and December 31, 2012, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of June 30, 2013 and December 31, 2012, the Company has 301,294,892 and 279,865,011, respectively, shares of common stock issued and outstanding.

During the six months ended June 30, 2013, the Company issued an aggregate of 2,883,922 shares of common stock for services rendered of $42,428.

In 2012, the Company issued an aggregate of 21,500,000 shares of common stock for future services of $1,745,690. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the three and six months ended June 30, 2013, the Company recorded $108,353 and $218,581, respectively, as stock based compensation.

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2012 and 2011, the Company did not have any preferred stock issued and outstanding.

Common stock

The Company has authorized 500,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2012 and 2011, the Company has 279,865,011 and 210,850,519, respectively, shares of common stock issued and outstanding.

During the years ended December 31, 2012, the Company issued an aggregate of 261,556 shares of common stock for accrued expenses of $34,467.

During the year ended December 31, 2012, the Company issued an aggregate of 21,500,000 shares of common stock for future services of $1,745,690. The Company accretes the fair value of the shares issued as stock based compensation during the requisite service period to operations. During the year ended December 31, 2012, the Company recorded $866,274 as stock based compensation.

During the year ended December 31, 2012, the Company issued an aggregate of 7,751,176 shares of common stock for services rendered of $290,647.

During the year ended December 31, 2012, the Company issued an aggregate of 22,500,000 shares of common stock in settlement of $150,000 previous incurred payables. In connection with the issuance, the Company recorded a loss on settlement of debt of $822,500.

During the year ended December 31, 2012, the Company issued an aggregate of 13,251,760 shares of common stock in settlement of $126,000 of convertible notes payable and related accrued interest.

During the year ended December 31, 2012, the Company issued an aggregate of 600,000 shares of common stock for common stock subscriptions for $60,000 proceeds, which received in 2011 and 2,300,000 shares of common stock for in connection with a warrant agreement entered into on January 12, 2012 for $230,000.

During the year ended December 31, 2012, the Company issued 850,000 of common stock for net proceeds of $85,000.

During the year ended December 31, 2011, the Company issued 955,320 shares of Common Stock to consultants for services performed and rendered; 855,320 shares were expense in the year ended December 31, 2011 and 100,000 shares were accrued for in fiscal year 2010. These shares were valued at $153,459, which approximated the fair value of the shares when they were issued; the expense recognized in the year ended December 31, 2011 is $146,459 and $7,000 of expenses were recognized in fiscal year 2010.

During the year ended December 31, 2011, the Company issued 9,540,000 shares of Common Stock to private placement investors at $0.10 per share for aggregate gross proceeds of $954,000. In connection with the private placement subscription the Company has also agreed to issue to the referring brokers, five-year warrants to purchase an aggregate of 98,000 shares of common stock at an exercise price of $0.10 per share. The Company valued the warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 2.00%, a dividend yield of 0%, and volatility of 247%. The amount of $29,400 attributed to the value of the warrants to be issued and has been accrued for as of December 31, 2011, which is charged to additional paid-in capital.

Also, during the year ended December 31, 2011, the Company received $60,000 from an investors in connection with the private placement subscription. The equivalent 600,000 shares of Common Stock at $0.10 were not yet issued at the end of the year ended December 31, 2011.

During the year ended December 31, 2011, the Company issued 300,000,000 shares of common stock to the shareholders of its Subsidiary, Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) pursuant to the Merger on December 29, 2010, in exchange for their Solar Wind Energy, Inc. (f/k/a Clean Wind Energy, Inc.) Common Stock. These issuances of shares were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

On September 20, 2011, the Company received notice from an attorney representing John W. Hanback (Chief Technology Officer), Itzhak Tepper (PE Chief Structural Engineer) and one additional employee located at the Company’s research facility (collectively, the “Former Employees”) whereby the Former Employees have claimed that they have been constructively discharged from their employment and have terminated their employment agreements. The Company considers the notice from the Former Employees as a resignation by such Former Employees and has notified the Former Employees that such resignation has been accepted. As a result of such resignation, the Company has cancelled all stock certificates issued at the time of Merger which represents an aggregate of 120,600,000 shares of common stock held by the Former Employees that would have been earned out on the first anniversary of their employment agreements.

On December 29, 2010, the Company agreed to issue to Source Capital 6,000,000 shares for providing financial advisory services to Solar Wind in connection with the Merger and for on-going financial services. These shares have not been issued as of December 31, 2012 and the shares to be issued were made in reliance upon an exemption from registration under Section 4 (2) of the Securities Act, and Regulation D promulgated thereunder.

Warrants

On January 12, 2012, the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

On December 31, 2012, Warrant Agreement expired.